INTANGIBLE ASSETS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Intangible Asset, Goodwill and Other [Abstract]
Impairment expense intangible assets	$ 0	$ (1,031,967)
Impairment expense intangible assets	$ 0	$ 1,031,967